DIVESTITURE - Calculation Of Net Gain On Sale Of Ownership Interest In Joint Venture (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
	Jun. 20, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Disclosure of subsidiaries [line items]
Gain on sale of a 30% interest in the Côté Gold Project		$ 0.0	$ 0.0	$ 19.2	$ 0.0
Disposal Of Interest In Cote Gold Project
Disclosure of subsidiaries [line items]
Gross sale consideration	$ 195.0
Sale of a 30% interest in the Côté Gold Project	(167.6)
Transaction costs	(6.4)
Time value discount on long-term receivable	(1.8)
Gain on sale of a 30% interest in the Côté Gold Project	$ 19.2